                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [   ]; Amendment Number: ______
         This Amendment (Check only one.):      [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Berkshire Hathaway Inc.
Address:    1440 Kiewit Plaza
            Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
Title:      Vice President
Phone:      402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE               August 14, 2003
----------------------     ------------------      ---------------
[Signature]                [City, State]           [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number       Name

      28-5194                    General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            17
                                                                    ------------

Form 13F Information Table Entry Total:                                       61
                                                                    ------------

Form 13F Information Table Value Total:                             $ 29,889,248
                                                                    ------------
                                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's position in Level 3 Communications included in its March 31, 2003 public Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.    FORM 13F FILE NUMBER    NAME
 1.    28-5678                 Berkshire Hathaway Life Insurance Co. of Nebraska
 2.    28-                     BH Columbia Inc.
 3.    28-5676                 BHG Life Insurance Co.
 4.    28-719                  Blue Chip Stamps
 5.    28-554                  Buffett, Warren E.
 6.    28-1517                 Columbia Insurance Co.
 7.    28-2226                 Cornhusker Casualty Co.
 8.    28-852                  GEICO Corp.
 9.    28-101                  Government Employees Ins. Corp.
10.    28-1066                 National Fire & Marine
11.    28-718                  National Indemnity Co.
12.    28-5006                 National Liability & Fire Ins. Co.
13.    28-717                  OBH Inc.
14.    28-2740                 Plaza Investment Managers
15.    28-1357                 Wesco Financial Corp.
16.    28-3091                 Wesco Financial Ins. Co.
17.    28-3105                 Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2003

                                                                                                            Column 6
                                                                                                     Investment Discretion
                                                                   Column 4         Column 5       -------------------------------
                                    Column 2      Column 3          Market         Shares or                                 (c)
           Column 1                 Title of       CUSIP            Value          Principal       (a)       (b)Shared-    Shared-
        Name of Issuer               Class         Number       (In Thousands)      Amount $       Sole       Defined       Other
-----------------------------       --------    -----------     --------------    ------------     ----      ----------    -------
American Express Co.                  Com       025816 10 9            720,194      17,225,400                   X
                                                                       334,256       7,994,634                   X
                                                                     5,027,898     120,255,879                   X
                                                                        81,241       1,943,100                   X
                                                                       175,254       4,191,687                   X
American Standard Companies           Com       029712 10 6            238,942       3,232,000                   X
Block   H & R                         Com       093671 10 5            691,965      15,999,200                   X
Coca Cola                             Com       191216 10 0             83,167       1,792,000                   X
                                                                        82,424       1,776,000                   X
                                                                       334,412       7,205,600                   X
                                                                     1,862,972      40,141,600                   X
                                                                     6,494,875     139,945,600                   X
                                                                       424,150       9,139,200                   X
Comdisco Holding Co.                  Com       200334 10 0            115,825       1,169,953                   X
                                                                        28,806         290,968                   X
                                                                         1,637          16,532                   X
Costco Wholesale Corp.                Com       22160K 10 5            192,296       5,254,000                   X
Dover Corp.                           Com       260003 10 8            134,820       4,500,000                   X
Dun & Bradstreet Corp.                Com       26483E 10 0             16,017         389,700                   X
GATX Corp.                            Com       361448 10 3             36,443       2,228,900                   X
Gannett Inc.                          Com       364730 10 1            279,343       3,636,800                   X
Gap Inc.                              Com       364760 10 8            375,200      20,000,000                   X
The Gillette Co.                      Com       375766 10 2          1,911,600      60,000,000                   X
                                                                       662,688      20,800,000                   X
                                                                       203,904       6,400,000                   X
                                                                       203,904       6,400,000                   X
                                                                        25,488         800,000                   X
                                                                        50,976       1,600,000                   X
Great Lakes Chemical Corp.            Com       390568 10 3             88,713       4,348,700                   X
                                                                   -----------
                                                                    20,879,410
                                                                   -----------

                                                                       Column 8
                                                                    Voting Authority
                                          Column 7           ------------------------------
           Column 1                         Other               (a)         (b)        (c)
        Name of Issuer                    Managers              Sole       Shared      None
-----------------------------        --------------------    -----------   ------      ----
American Express Co.                 5, 2, 6, 13              17,225,400
                                     5, 10, 13                 7,994,634
                                     5, 11, 13               120,255,879
                                     5, 4, 13, 15, 16, 17      1,943,100
                                     5, 13                     4,191,687
American Standard Companies          5, 8, 9, 11, 13, 14       3,232,000
Block   H & R                        5, 11, 13                15,999,200
Coca Cola                            5, 13                     1,792,000
                                     5, 12, 13                 1,776,000
                                     5, 4, 13, 15, 16, 17      7,205,600
                                     5, 2, 6, 13              40,141,600
                                     5, 11, 13               139,945,600
                                     5, 10, 13                 9,139,200
Comdisco Holding Co.                 5, 11, 13                 1,169,953
                                     5, 2, 6, 13                 290,968
                                     5, 10, 13                    16,532
Costco Wholesale Corp.               5, 11, 13                 5,254,000
Dover Corp.                          5, 8, 9, 11, 13, 14       4,500,000
Dun & Bradstreet Corp.               5, 8, 9, 11, 13, 14         389,700
GATX Corp.                           5, 8, 9, 11, 13, 14       2,228,900
Gannett Inc.                         5, 11, 13                 3,636,800
Gap Inc.                             5, 8, 9, 11, 13, 14      20,000,000
The Gillette Co.                     5, 11, 13                60,000,000
                                     5, 2, 6, 13              20,800,000
                                     5, 10, 13                 6,400,000
                                     5, 4, 13, 15, 16, 17      6,400,000
                                     5, 12, 13                   800,000
                                     5, 13                     1,600,000
Great Lakes Chemical Corp.           5, 8, 9, 11, 13, 14       4,348,700

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2003

                                                                                                                 Column 6
                                                                                                          Investment Discretion
                                                                       Column 4         Column 5     -------------------------------
                                       Column 2      Column 3           Market         Shares or                               (c)
                Column 1               Title of        CUSIP            Value          Principal     (a)      (b)Shared-     Shared-
             Name of Issuer             Class         Number        (In Thousands)      Amount $     Sole       Defined       Other
-----------------------------------    --------     -----------     --------------     ----------    ----     -----------    -------
M & T Bank Corporation                    Com       55261F 10 4            505,072      5,997,060                  X
                                                                            45,984        546,000                  X
                                                                            13,955        165,700                  X
Moody's                                   Com       615369 10 5            850,755     16,140,300                  X
                                                                           414,285      7,859,700                  X
Mueller Industries                        Com       624756 10 2             67,257      2,480,900                  X
Nike Inc.                                 Com       654106 10 3            320,940      6,000,000                  X
Outback Steakhouse Inc.                   Com       689899 10 2             72,832      1,867,500                  X
Petrochina Co LTD                         ADR       71646E 10 0              2,202         72,900                  X
                                                                            17,700        586,100                  X
Sealed Air Corporation                    Com       81211K 10 0             74,807      1,569,600                  X
Sealed Air Corporation                  PFD CVA     81211K 20 9             35,894        704,500                  X
Shaw Communications Inc.                 Cl B       82028K 20 0            295,900     22,000,000                  X
Sun Trusts Banks Inc.                     Com       867914 10 3            293,513      4,946,300                  X
                                                                            51,032        860,000                  X
Torchmark Corp.                           Com       891027 10 4              2,889         77,551                  X
                                                                            16,752        449,728                  X
                                                                            28,727        771,200                  X
                                                                            23,829        639,700                  X
USG Corporation                           Com       903293 40 5            123,500      6,500,000                  X
Washington Post Co.                      Cl B       939640 10 8            635,435        894,304                  X
                                                                           108,697        148,311                  X
                                                                           475,040        648,165                  X
                                                                            27,106         36,985                  X
Wells Fargo & Co. Del                     Com       949746 10 1            641,511     12,728,390                  X
                                                                            51,489      1,021,600                  X
                                                                             6,097        120,970                  X
                                                                            70,258      1,394,000                  X
                                                                            97,935      1,943,160                  X
                                                                         1,834,321     36,395,260                  X
Wesco Finl Corp.                          Com       950817 10 6          1,779,363      5,703,087                  X
Zenith National Ins. Corp.                Com       989390 10 9              4,761        167,055                  X
                                                                    --------------
                                                                         9,009,838
                                                                    --------------
                           GRAND TOTAL                              $   29,889,248
                                                                    ==============

                                                                              Column 8
                                                                         Voting Authority
                                               Column 7             ---------------------------------
                Column 1                         Other                (a)          (b)         (c)
             Name of Issuer                    Managers               Sole        Shared       None
-----------------------------------       --------------------     ----------     ------      -------
M & T Bank Corporation                    5 11, 13                  5,997,060
                                          5, 8, 9, 11, 13, 14         546,000
                                          5, 10, 13                   165,700
Moody's                                   5, 11, 13                16,140,300
                                          5, 8, 9, 11, 13, 14       7,859,700
Mueller Industries                        5, 11, 13                 2,480,900
Nike Inc.                                 5, 8, 9, 11, 13, 14       6,000,000
Outback Steakhouse Inc.                   5, 8, 9, 11, 13, 14       1,867,500
Petrochina Co LTD                         5, 11, 13                    72,900
                                          5, 8, 9, 11, 13, 14         586,100
Sealed Air Corporation                    5, 11, 13                 1,569,600
Sealed Air Corporation                    5, 11, 13                   704,500
Shaw Communications Inc.                  5, 8, 9, 11, 13, 14      22,000,000
Sun Trusts Banks Inc.                     5, 11, 13                 4,946,300
                                          5, 2, 6, 13                 860,000
Torchmark Corp.                           5, 1, 11, 13                 77,551
                                          5, 2, 6, 13                 449,728
                                          5, 11, 13                   771,200
                                          5, 10, 13                   639,700
USG Corporation                           5, 11, 13                 6,500,000
Washington Post Co.                       5, 11, 13                                           894,304
                                          5, 1, 3, 7, 11, 13                                  148,311
                                          5, 10, 13                                           648,165
                                          5, 12, 13                                            36,985
Wells Fargo & Co. Del                     5, 2, 6, 13              12,728,390
                                          5, 4, 13, 15, 16, 17      1,021,600
                                          5, 10, 13                   120,970
                                          5, 12, 13                 1,394,000
                                          5, 13                     1,943,160
                                          5, 11, 13                36,395,260
Wesco Finl Corp.                          5, 4, 13                  5,703,087
Zenith National Ins. Corp.                5, 11, 13                   167,055

                           GRAND TOTAL